SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property and equipment, Gross	$ 1,989,021	$ 1,979,611
Less: accumulated depreciation	(1,002,899)	(898,864)
Property and equipment, net	986,122	1,080,747
Electronic Bicycle [Member]
Property and equipment, Gross	1,728,322	1,719,776
Furniture and Fixtures [Member]
Property and equipment, Gross	182,813	181,360
Vehicles [Member]
Property and equipment, Gross	$ 77,886	$ 78,475